CALVERT MANAGEMENT SERIES

2050 M Street, NW

Washington, DC 20036

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Calvert Management Series (the “Registrant”) (1933 Act File No. 2-69565) certifies (a) that the forms of prospectus and statement of additional information dated February 1, 2026 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 130 (“Amendment No. 130”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 130 was filed electronically with the Securities and Exchange Commission (Accession No. 0001133228-26-000723) on January 27, 2026.

Calvert Floating-Rate Advantage Fund

Calvert Global Equity Fund

Calvert Global Small-Cap Equity Fund

CALVERT MANAGEMENT SERIES

By:	/s/ Deidre E. Walsh
Deidre E. Walsh
Secretary

Date: February 5, 2026